Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2005 Fund	May 30, 2023
Fidelity Freedom Index 2005 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.55%)
Past 5 years	2.05%
Since Inception	2.85%	[1]
Fidelity Freedom Index 2005 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.64%)
Past 5 years	0.69%
Since Inception	1.67%	[1]
Fidelity Freedom Index 2005 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.67%)
Past 5 years	1.27%
Since Inception	1.90%	[1]
Fidelity Freedom Index 2005 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.46%)
Since Inception	(0.78%)	[2]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.93%
F1900
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.17%
Since Inception	2.96%

[1]	A From June 24, 2015
[2]	B From June 24, 2020